Financial assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total current financial assets	$ 8,518	$ 9,458
Non-current financial assets	2,024	1,495
Financial assets	10,542	10,953
Current financial liabilities	7,751	6,622
Non-current financial liabilities	18,324	17,791
Financial liabilities	26,075	24,413
Cash And Cash Equivalents Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	4,983	4,736
Short Term Investment [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	46	61
Derivatives [member]
IfrsStatementLineItems [Line Items]
Total current financial assets	522	342
Non-current financial assets	559	196
Current financial liabilities	47	90
Non-current financial liabilities	98	186
Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	2,967	4,319
Judicial Deposits [Member]
IfrsStatementLineItems [Line Items]
Non-current financial assets	1,326	1,215
Restricted Cash [Member]
IfrsStatementLineItems [Line Items]
Non-current financial assets	108	77
Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Non-current financial assets	31	7
Suppliers And Contractors Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	5,240	4,461
Loans And Borrowings Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	912	489
Non-current financial liabilities	13,025	12,223
Government Grant [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	611	416
Non-current financial liabilities	2,673	2,554
Other Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	187	400
Contract Liability [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	754	766
Participative Stockholders Debentures Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities	2,528	2,725
Financial Guarantees [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities		103
Amortized cost
IfrsStatementLineItems [Line Items]
Total current financial assets	5,407	5,274
Non-current financial assets	1,434	1,292
Financial assets	6,841	6,566
Current financial liabilities	7,704	6,532
Non-current financial liabilities	15,698	14,777
Financial liabilities	23,402	21,309
Amortized cost | Cash And Cash Equivalents Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	4,983	4,736
Amortized cost | Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	424	538
Amortized cost | Judicial Deposits [Member]
IfrsStatementLineItems [Line Items]
Non-current financial assets	1,326	1,215
Amortized cost | Restricted Cash [Member]
IfrsStatementLineItems [Line Items]
Non-current financial assets	108	77
Amortized cost | Suppliers And Contractors Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	5,240	4,461
Amortized cost | Loans And Borrowings Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	912	489
Non-current financial liabilities	13,025	12,223
Amortized cost | Government Grant [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	611	416
Non-current financial liabilities	2,673	2,554
Amortized cost | Other Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	187	400
Amortized cost | Contract Liability [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	754	766
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Total current financial assets	3,111	4,184
Non-current financial assets	559	196
Financial assets	3,670	4,380
Financial assets at fair value through profit or loss, category [member] | Short Term Investment [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	46	61
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Total current financial assets	522	342
Non-current financial assets	559	196
Financial assets at fair value through profit or loss, category [member] | Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	2,543	3,781
Financial assets measured at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Non-current financial assets	31	7
Financial assets	31	7
Financial assets measured at fair value through other comprehensive income, category [member] | Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Non-current financial assets	31	7
Financial Liabilities At Fair Value Through Profit Or Loss Category Membe [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	47	90
Non-current financial liabilities	2,626	3,014
Financial liabilities	2,673	3,104
Financial Liabilities At Fair Value Through Profit Or Loss Category Membe [Member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	47	90
Non-current financial liabilities	98	186
Financial Liabilities At Fair Value Through Profit Or Loss Category Membe [Member] | Participative Stockholders Debentures Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities	$ 2,528	2,725
Financial Liabilities At Fair Value Through Profit Or Loss Category Membe [Member] | Financial Guarantees [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities		$ 103